6. Accounts receivable, net (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
Accounts receivable	$ 3,186	$ 3,900	245,892	208,558
Less: Allowance for doubtful debts	(97)	(156)	(19,522)	(20,795)
Net	$ 3,089	$ 3,744	226,370	187,763